FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - Level 3 [Member] - $ / shares			9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 10, 2021	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Stock price	$ 9.87	$ 9.34	$ 10.05	$ 9.87
Volatility	9.50%	23.00%	0.01%	0.095%
Term (years)	6 months 14 days	5 years	4 years 8 months 15 days	6 months 14 days
Risk-free rate	1.43%		0.0409%	0.0143%
Probability of completing business combination	95.00%	95.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free rate		0.07%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free rate		1.10%